Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

7. Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Manager (see Note 1) which is controlled by members of the Pittas family, whereby the Manager provides technical and commercial vessel management for a fixed daily management fee (see below), under Euroseas’ Master Management Agreement (“MMA”) with Eurobulk. An additional fixed management fee (see below) is paid to the Manager for the provision of management executive services.

The MMA with Eurobulk provides for an annual adjustment of the daily vessel management fee due to inflation to take effect January 1 of each year. The vessel management fee for laid- up vessels is half of the daily fee for the period they are laid-up. The MMA can be terminated by Eurobulk only for cause or by either party under other limited circumstances, such as sale of Euroseas or Eurobulk or the bankruptcy of either party. The MMA, as periodically amended and restated, will automatically be extended after each five-year period for an additional five-year period unless terminated on or before the 90th day preceding the termination date. Pursuant to the MMA, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Manager, a management agreement with the rate and term of these agreements set in the MMA effective at such time.

The MMA was renewed on January 1, 2018 for an additional five-year term until January 1, 2023. For the year ended December 31, 2022 the fixed vessel management fee amounted to Euro 720 per day per vessel in operation. The MMA was further renewed on January 1, 2023 for an additional five-year term until January 1, 2028. From January 1, 2023, the vessel fixed management fee was adjusted for inflation at Euro 775 per day per vessel in operation. From January 1, 2024, the vessel fixed management fee was adjusted for inflation at Euro 810 (approximately $842, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in operation. From January 1, 2025, the vessel fixed management fee was adjusted for inflation at Euro 850 (approximately $884, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in operation.

Vessel management fees paid to the Manager amounted to $842,718, $927,573 and $971,346 in 2022, 2023 and 2024, respectively, and are recorded under “Related party management fees” in the combined carve-out income statements.

An additional fixed management fee is paid to Eurobulk relating to executive compensation. The amount of such executive compensation (including the additional special bonus paid to the Manager’s employees and consultants) allocated to the Company was based on the proportion of the number of calendar days that related to Euroholdings’ vessels to the number of days of the entire fleet of Euroseas. This amount was $425,360, $436,493 and $394,516 for 2022, 2023 and 2024, respectively.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists. As of December 31, 2023 and 2024, the amount due from related company was $627,843 and $980,952, respectively, which represents the advance for next month’s operating expenses, dry-dock expenses, vessel management fee and fee for management executive services. Based on the MMA between our Parent Company and the Manager an estimate of the next month’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of each month or the end of the previous month to the Manager.

The Company uses brokers for various services, as is industry practice. Eurochart S.A. (“Eurochart”), an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for the acquisitions the Company makes using Eurochart’s services. There were no commissions to Eurochart for vessel sales or acquisitions in 2022, 2023 and 2024. Commissions to Eurochart for chartering services were $312,315, $227,556 and $207,338 in 2022, 2023 and 2024, respectively, recorded in “Commissions” in the combined carve-out income statements.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with another unrelated ship management company, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $21,489 and $42,764 in 2022, $18,756 and $37,523 in 2023 and $19,928 and $41,870 in 2024, respectively. These amounts are recorded in “Vessel operating expenses” in the combined carve-out income statements.